Goodwill and Other Intangible Assets (Details) - Schedule of composition and Movements $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Cost:
Beginning balance, Cost
Additions from business combination	6,791
Adjustments arising from translating financial statements from functional currency to presentation currency	188
Ending balance, Cost	6,979
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Amortization recognized in the year	130
Ending balance, Accumulated amortization and impairment	130
Amortized cost at December 31, 2021	6,849
Trade Name [Member]
Cost:
Beginning balance, Cost
Additions from business combination	445
Adjustments arising from translating financial statements from functional currency to presentation currency	22
Ending balance, Cost	467
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Amortization recognized in the year	23
Ending balance, Accumulated amortization and impairment	23
Amortized cost at December 31, 2021	444
Customers Relationship [Member]
Cost:
Beginning balance, Cost
Additions from business combination	1,830
Adjustments arising from translating financial statements from functional currency to presentation currency	75
Ending balance, Cost	1,905
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Amortization recognized in the year	75
Ending balance, Accumulated amortization and impairment	75
Amortized cost at December 31, 2021	1,830
Licenses [Member]
Cost:
Beginning balance, Cost
Additions from business combination	1,699
Adjustments arising from translating financial statements from functional currency to presentation currency	23
Ending balance, Cost	1,722
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Amortization recognized in the year
Ending balance, Accumulated amortization and impairment
Amortized cost at December 31, 2021	1,722
Technology [Member]
Cost:
Beginning balance, Cost
Additions from business combination	430
Ending balance, Cost	430
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Amortization recognized in the year	32
Ending balance, Accumulated amortization and impairment	32
Amortized cost at December 31, 2021	398
Goodwill [Member]
Cost:
Beginning balance, Cost
Additions from business combination	2,387
Adjustments arising from translating financial statements from functional currency to presentation currency	68
Ending balance, Cost	2,455
Accumulated amortization and impairment:
Beginning balance, Accumulated amortization and impairment
Amortization recognized in the year
Ending balance, Accumulated amortization and impairment
Amortized cost at December 31, 2021	$ 2,455